Financial Instruments - Summary of Fair Value Measurement of Financial Assets and Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Carrying value, Redemption options		$ 17
Carrying value, Derivative financial instruments	$ 1
Carrying value, Derivative financial instruments	1
Carrying value, Long-term debt - Notes	392	531
Carrying value, Long-term debt - RCF	190	177
Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value, Derivative financial instruments	0
Carrying value, Derivative financial instruments	0
Level 1 [member] | Long-term debt - RCF [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0	0
Level 1 [member] | Long-term debt - 2031 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0
Level 1 [member] | Long-term debt - 2027 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		0
Level 1 [member] | Redemption options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		0
Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value, Derivative financial instruments	1
Carrying value, Derivative financial instruments	1
Level 2 [member] | Long-term debt - RCF [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	193	191
Level 2 [member] | Long-term debt - 2031 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	414
Level 2 [member] | Long-term debt - 2027 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		613
Level 2 [member] | Redemption options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		17
Level 3 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying value, Derivative financial instruments	0
Carrying value, Derivative financial instruments	0
Level 3 [member] | Long-term debt - RCF [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	0	0
Level 3 [member] | Long-term debt - 2031 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities	$ 0
Level 3 [member] | Long-term debt - 2027 Notes [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Liabilities		0
Level 3 [member] | Redemption options [Member]
Disclosure of detailed information about financial instruments [line items]
Financial Assets		$ 0